John Hancock
Bond Fund
Quarterly portfolio holdings 8/31/2024

Fund’s investments
As of 8-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 55.6%				$14,212,153,584
(Cost $14,408,857,507)
U.S. Government 20.9%				5,330,702,866
U.S. Treasury
Bond	2.250	02-15-52	108,346,000	72,892,311
Bond	2.500	02-15-45	46,737,000	35,100,217
Bond	3.000	08-15-52	318,724,000	252,825,324
Bond	3.375	08-15-42	383,142,000	339,020,804
Bond	3.375	11-15-48	108,345,000	92,326,023
Bond	4.000	11-15-42	488,294,000	471,127,414
Bond	4.625	05-15-44	345,885,000	360,206,801
Bond	4.625	05-15-54	522,011,000	557,899,256
Bond	4.750	11-15-43	707,701,000	750,273,638
Note	3.875	08-15-34	580,713,000	578,626,063
Note	4.000	07-31-29	100,908,000	102,098,400
Note	4.000	01-31-31	198,496,000	200,674,803
Note	4.125	03-31-31	221,464,000	225,547,243
Note	4.125	07-31-31	500,274,000	509,654,138
Note	4.250	06-30-31	762,417,000	782,430,431
U.S. Government Agency 34.7%				8,881,450,718
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	54,119,497	49,276,289
15 Yr Pass Thru	4.500	11-01-37	16,097,048	16,077,151
15 Yr Pass Thru	4.500	12-01-37	10,832,407	10,819,018
15 Yr Pass Thru	4.500	01-01-38	11,321,652	11,293,505
15 Yr Pass Thru	4.500	02-01-38	35,120,097	35,032,784
30 Yr Pass Thru	2.000	09-01-50	112,130,501	93,032,647
30 Yr Pass Thru	2.000	03-01-52	59,131,305	48,930,824
30 Yr Pass Thru	2.500	09-01-50	24,941,243	21,548,218
30 Yr Pass Thru	2.500	08-01-51	57,248,990	49,568,139
30 Yr Pass Thru	2.500	11-01-51	42,680,348	36,874,084
30 Yr Pass Thru	2.500	12-01-51	13,692,205	11,778,162
30 Yr Pass Thru	3.000	03-01-43	2,802,364	2,597,295
30 Yr Pass Thru	3.000	12-01-45	9,449,871	8,637,533
30 Yr Pass Thru	3.000	05-01-46	1,749,107	1,597,655
30 Yr Pass Thru	3.000	10-01-46	3,847,430	3,504,671
30 Yr Pass Thru	3.000	10-01-46	2,945,849	2,690,774
30 Yr Pass Thru	3.000	10-01-46	5,415,764	4,931,592
30 Yr Pass Thru	3.000	10-01-46	40,775,934	37,194,261
30 Yr Pass Thru	3.000	12-01-46	31,000,505	28,074,045
30 Yr Pass Thru	3.000	12-01-46	7,416,084	6,766,989
30 Yr Pass Thru	3.000	04-01-47	20,681,384	18,819,535
30 Yr Pass Thru	3.000	09-01-49	10,805,956	9,737,314
30 Yr Pass Thru	3.000	10-01-49	13,684,577	12,335,534
30 Yr Pass Thru	3.000	12-01-49	12,993,406	11,667,834
30 Yr Pass Thru	3.000	01-01-50	11,340,460	10,218,959
30 Yr Pass Thru	3.000	02-01-50	7,114,364	6,410,798
30 Yr Pass Thru	3.000	11-01-50	13,860,694	12,446,643
30 Yr Pass Thru	3.000	06-01-51	69,155,922	62,127,731
30 Yr Pass Thru	3.000	02-01-52	49,975,860	44,771,964
30 Yr Pass Thru	3.000	06-01-52	59,531,618	53,351,301
30 Yr Pass Thru (A)	3.000	08-01-52	70,306,128	63,226,955
30 Yr Pass Thru	3.500	06-01-42	2,006,005	1,911,518
30 Yr Pass Thru	3.500	04-01-44	3,034,101	2,881,535
2	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	05-01-45	4,790,665	$4,510,845
30 Yr Pass Thru	3.500	08-01-46	29,750,458	27,966,270
30 Yr Pass Thru	3.500	09-01-46	6,314,628	5,910,275
30 Yr Pass Thru	3.500	10-01-46	1,150,424	1,083,948
30 Yr Pass Thru	3.500	10-01-46	11,856,535	11,052,848
30 Yr Pass Thru	3.500	11-01-46	3,601,386	3,370,774
30 Yr Pass Thru	3.500	11-01-46	4,054,441	3,799,886
30 Yr Pass Thru	3.500	12-01-46	5,328,146	4,996,952
30 Yr Pass Thru	3.500	01-01-47	3,606,211	3,387,687
30 Yr Pass Thru	3.500	02-01-47	4,808,102	4,530,269
30 Yr Pass Thru	3.500	04-01-47	6,588,312	6,189,082
30 Yr Pass Thru	3.500	08-01-47	33,919,050	31,488,011
30 Yr Pass Thru	3.500	09-01-47	17,682,204	16,560,988
30 Yr Pass Thru	3.500	12-01-49	23,525,132	21,816,989
30 Yr Pass Thru	3.500	03-01-52	24,260,531	22,506,572
30 Yr Pass Thru	3.500	03-01-52	39,552,629	36,495,337
30 Yr Pass Thru	3.500	04-01-52	79,084,366	73,342,106
30 Yr Pass Thru	3.500	07-01-52	23,277,271	21,478,012
30 Yr Pass Thru	3.500	07-01-52	45,358,029	41,880,347
30 Yr Pass Thru	3.500	07-01-52	33,876,295	31,236,593
30 Yr Pass Thru	4.000	01-01-41	4,617,682	4,522,158
30 Yr Pass Thru	4.000	03-01-42	2,535,567	2,480,792
30 Yr Pass Thru	4.000	11-01-43	2,049,834	2,002,666
30 Yr Pass Thru	4.000	01-01-47	4,939,697	4,793,345
30 Yr Pass Thru	4.000	03-01-47	14,493,041	14,009,295
30 Yr Pass Thru	4.000	04-01-47	5,475,922	5,305,126
30 Yr Pass Thru	4.000	05-01-47	4,730,842	4,583,286
30 Yr Pass Thru	4.000	10-01-47	7,173,639	6,949,891
30 Yr Pass Thru	4.000	03-01-48	1,786,494	1,726,307
30 Yr Pass Thru	4.000	07-01-48	14,399,625	13,932,497
30 Yr Pass Thru	4.000	08-01-48	7,062,917	6,813,929
30 Yr Pass Thru	4.000	08-01-49	71,737,354	68,569,167
30 Yr Pass Thru	4.000	05-01-52	2,225,748	2,137,188
30 Yr Pass Thru	4.000	05-01-52	120,227,210	114,391,538
30 Yr Pass Thru	4.000	06-01-52	78,581,058	74,766,836
30 Yr Pass Thru	4.000	08-01-52	32,113,189	30,694,952
30 Yr Pass Thru	4.000	08-01-52	37,473,370	35,560,778
30 Yr Pass Thru	4.000	08-01-52	69,934,636	66,780,500
30 Yr Pass Thru	4.000	08-01-52	21,483,873	20,441,074
30 Yr Pass Thru	4.000	04-01-53	21,877,382	20,902,651
30 Yr Pass Thru	4.000	04-01-53	25,198,481	24,044,283
30 Yr Pass Thru	4.000	06-01-53	56,860,422	54,220,433
30 Yr Pass Thru	4.500	06-01-52	23,791,843	23,346,286
30 Yr Pass Thru	4.500	07-01-52	20,754,963	20,359,792
30 Yr Pass Thru	4.500	08-01-52	12,321,031	12,097,992
30 Yr Pass Thru	4.500	08-01-52	59,206,753	58,060,966
30 Yr Pass Thru	4.500	08-01-52	48,880,234	47,934,289
30 Yr Pass Thru	4.500	08-01-52	30,216,257	29,433,209
30 Yr Pass Thru	4.500	09-01-52	31,571,752	30,960,766
30 Yr Pass Thru	4.500	09-01-52	34,535,540	33,910,367
30 Yr Pass Thru	4.500	10-01-52	37,443,574	36,847,667
30 Yr Pass Thru	4.500	10-01-52	32,808,491	32,060,792
30 Yr Pass Thru	4.500	10-01-52	35,843,069	35,194,227
30 Yr Pass Thru	4.500	12-01-52	21,486,435	21,057,194
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	12-01-52	86,435,717	$85,060,110
30 Yr Pass Thru	4.500	03-01-53	50,522,564	49,213,282
30 Yr Pass Thru	4.500	04-01-53	20,925,004	20,546,213
30 Yr Pass Thru	4.500	08-01-53	64,487,153	63,319,787
30 Yr Pass Thru	4.500	08-01-53	15,339,368	15,037,723
30 Yr Pass Thru	5.000	08-01-52	38,054,100	38,228,426
30 Yr Pass Thru	5.000	08-01-52	33,277,463	33,190,725
30 Yr Pass Thru	5.000	08-01-52	40,687,399	40,695,781
30 Yr Pass Thru	5.000	10-01-52	49,073,043	49,251,840
30 Yr Pass Thru	5.000	10-01-52	36,367,761	36,272,969
30 Yr Pass Thru	5.000	10-01-52	24,845,268	24,912,500
30 Yr Pass Thru	5.000	11-01-52	9,651,500	9,596,183
30 Yr Pass Thru	5.000	12-01-52	18,185,702	18,189,448
30 Yr Pass Thru	5.000	12-01-52	35,968,159	36,099,209
30 Yr Pass Thru	5.000	12-01-52	4,433,296	4,423,126
30 Yr Pass Thru	5.000	12-01-52	30,853,534	30,985,232
30 Yr Pass Thru	5.000	01-01-53	60,125,455	59,780,846
30 Yr Pass Thru	5.000	01-01-53	36,400,179	36,487,303
30 Yr Pass Thru	5.000	03-01-53	43,307,694	43,140,677
30 Yr Pass Thru	5.000	04-01-53	39,482,753	39,490,887
30 Yr Pass Thru	5.000	06-01-53	46,060,720	46,147,936
30 Yr Pass Thru	5.000	06-01-53	58,242,589	58,418,394
30 Yr Pass Thru	5.000	07-01-53	10,682,735	10,712,477
30 Yr Pass Thru	5.000	07-01-53	44,776,910	44,786,134
30 Yr Pass Thru	5.000	08-01-53	75,275,878	75,456,050
30 Yr Pass Thru	5.000	08-01-53	55,657,295	55,755,725
30 Yr Pass Thru	5.000	08-01-53	50,414,501	50,535,168
30 Yr Pass Thru	5.500	11-01-39	1,791,596	1,858,769
30 Yr Pass Thru	5.500	06-01-53	38,453,977	39,092,671
30 Yr Pass Thru	5.500	07-01-53	44,433,767	45,171,781
30 Yr Pass Thru	5.500	08-01-53	14,127,235	14,291,242
30 Yr Pass Thru	5.500	09-01-53	29,016,976	29,480,793
30 Yr Pass Thru	5.500	09-01-53	43,185,026	43,902,299
30 Yr Pass Thru	5.500	12-01-53	15,224,717	15,422,400
30 Yr Pass Thru	5.500	04-01-54	31,873,322	32,472,438
Federal National Mortgage Association
15 Yr Pass Thru	2.000	04-01-37	55,200,097	50,329,186
15 Yr Pass Thru	2.500	01-01-36	57,552,023	53,940,312
15 Yr Pass Thru	4.500	11-01-37	30,596,644	30,635,315
15 Yr Pass Thru	4.500	11-01-37	20,234,311	20,209,299
15 Yr Pass Thru	4.500	02-01-38	31,944,150	31,864,733
30 Yr Pass Thru	2.000	09-01-50	18,412,209	15,276,277
30 Yr Pass Thru	2.000	02-01-51	59,229,177	48,752,684
30 Yr Pass Thru	2.000	07-01-51	86,300,343	71,197,300
30 Yr Pass Thru	2.000	07-01-51	107,691,592	88,844,960
30 Yr Pass Thru	2.500	08-01-50	23,662,330	20,450,685
30 Yr Pass Thru	2.500	08-01-50	26,426,087	22,930,162
30 Yr Pass Thru	2.500	09-01-50	107,294,193	93,100,169
30 Yr Pass Thru	2.500	09-01-50	10,435,975	9,061,915
30 Yr Pass Thru	2.500	09-01-50	57,105,837	49,354,965
30 Yr Pass Thru	2.500	08-01-51	4,996,372	4,311,978
30 Yr Pass Thru	2.500	08-01-51	37,894,008	32,703,355
30 Yr Pass Thru	2.500	10-01-51	20,203,272	17,423,237
30 Yr Pass Thru	2.500	11-01-51	41,804,896	36,209,177
4	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	11-01-51	40,682,620	$35,059,134
30 Yr Pass Thru	2.500	01-01-52	47,058,101	40,568,050
30 Yr Pass Thru	2.500	02-01-52	119,321,321	102,827,749
30 Yr Pass Thru	2.500	03-01-52	995,739	857,322
30 Yr Pass Thru	3.000	07-01-42	1,749,408	1,623,251
30 Yr Pass Thru	3.000	10-01-42	2,728,688	2,524,861
30 Yr Pass Thru	3.000	10-01-42	1,638,813	1,514,052
30 Yr Pass Thru	3.000	04-01-43	1,369,074	1,264,915
30 Yr Pass Thru	3.000	12-01-45	14,431,723	13,099,223
30 Yr Pass Thru	3.000	08-01-46	19,839,813	18,045,177
30 Yr Pass Thru	3.000	08-01-46	15,845,306	14,411,998
30 Yr Pass Thru	3.000	09-01-46	1,976,459	1,803,235
30 Yr Pass Thru	3.000	10-01-46	1,562,296	1,425,370
30 Yr Pass Thru	3.000	10-01-46	12,092,021	10,922,646
30 Yr Pass Thru	3.000	01-01-47	14,597,306	13,281,449
30 Yr Pass Thru	3.000	02-01-47	8,016,064	7,305,991
30 Yr Pass Thru	3.000	10-01-47	17,597,328	15,994,541
30 Yr Pass Thru	3.000	11-01-47	18,183,593	16,538,772
30 Yr Pass Thru	3.000	11-01-48	32,477,709	29,336,910
30 Yr Pass Thru	3.000	11-01-48	11,170,024	10,128,209
30 Yr Pass Thru	3.000	09-01-49	15,351,431	13,833,270
30 Yr Pass Thru	3.000	09-01-49	28,672,457	25,523,324
30 Yr Pass Thru	3.000	10-01-49	6,606,562	5,932,568
30 Yr Pass Thru	3.000	10-01-49	27,448,360	24,811,086
30 Yr Pass Thru	3.000	11-01-49	19,769,418	17,598,117
30 Yr Pass Thru	3.000	11-01-49	18,621,840	16,786,075
30 Yr Pass Thru	3.000	11-01-49	14,470,034	13,039,037
30 Yr Pass Thru	3.000	11-01-49	15,555,186	13,968,265
30 Yr Pass Thru	3.000	12-01-49	17,660,131	15,913,653
30 Yr Pass Thru	3.000	01-01-50	15,171,686	13,661,818
30 Yr Pass Thru	3.000	02-01-50	37,692,124	33,552,349
30 Yr Pass Thru	3.000	12-01-51	39,414,198	35,196,138
30 Yr Pass Thru	3.000	01-01-52	36,390,657	32,624,108
30 Yr Pass Thru	3.000	02-01-52	15,520,937	13,904,769
30 Yr Pass Thru	3.000	02-01-52	33,037,200	29,576,448
30 Yr Pass Thru	3.000	02-01-52	49,507,934	44,043,338
30 Yr Pass Thru	3.000	03-01-52	128,688,109	115,398,643
30 Yr Pass Thru	3.000	05-01-52	12,608,521	11,327,140
30 Yr Pass Thru	3.500	11-01-40	818,926	781,293
30 Yr Pass Thru	3.500	06-01-42	823,330	782,486
30 Yr Pass Thru	3.500	08-01-42	1,819,718	1,730,869
30 Yr Pass Thru	3.500	06-01-43	7,827,734	7,427,203
30 Yr Pass Thru	3.500	07-01-43	2,456,008	2,328,374
30 Yr Pass Thru	3.500	07-01-43	2,438,256	2,312,346
30 Yr Pass Thru	3.500	01-01-45	1,674,266	1,582,521
30 Yr Pass Thru	3.500	04-01-45	5,155,537	4,848,864
30 Yr Pass Thru	3.500	04-01-45	1,322,119	1,243,474
30 Yr Pass Thru	3.500	04-01-45	6,183,955	5,816,107
30 Yr Pass Thru	3.500	01-01-46	14,530,932	13,689,274
30 Yr Pass Thru	3.500	02-01-46	9,757,574	9,161,905
30 Yr Pass Thru	3.500	07-01-46	6,508,737	6,093,094
30 Yr Pass Thru	3.500	07-01-46	3,453,200	3,232,681
30 Yr Pass Thru	3.500	08-01-46	15,293,266	14,316,648
30 Yr Pass Thru	3.500	02-01-47	17,485,801	16,369,170
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	03-01-47	20,524,875	$19,259,069
30 Yr Pass Thru	3.500	05-01-47	12,318,162	11,573,876
30 Yr Pass Thru	3.500	07-01-47	23,569,147	22,115,595
30 Yr Pass Thru	3.500	08-01-47	15,994,621	14,998,207
30 Yr Pass Thru	3.500	11-01-47	19,481,130	18,206,639
30 Yr Pass Thru	3.500	12-01-47	9,654,391	9,019,767
30 Yr Pass Thru	3.500	01-01-48	14,870,233	13,892,748
30 Yr Pass Thru	3.500	03-01-48	3,791,606	3,561,325
30 Yr Pass Thru	3.500	03-01-48	8,365,525	7,805,166
30 Yr Pass Thru	3.500	03-01-49	2,483,508	2,320,256
30 Yr Pass Thru	3.500	06-01-49	15,504,708	14,470,981
30 Yr Pass Thru	3.500	06-01-49	46,608,806	43,545,009
30 Yr Pass Thru	3.500	09-01-49	4,621,190	4,301,534
30 Yr Pass Thru	3.500	12-01-49	19,668,535	18,301,881
30 Yr Pass Thru	3.500	02-01-50	22,087,263	20,538,740
30 Yr Pass Thru	3.500	03-01-50	25,492,744	23,530,203
30 Yr Pass Thru	3.500	06-01-50	23,602,150	21,969,547
30 Yr Pass Thru	3.500	09-01-50	45,293,538	42,160,502
30 Yr Pass Thru	3.500	03-01-51	40,012,392	37,194,648
30 Yr Pass Thru	3.500	02-01-52	21,639,801	20,163,225
30 Yr Pass Thru	3.500	02-01-52	33,440,224	30,813,602
30 Yr Pass Thru	3.500	03-01-52	21,966,588	20,378,474
30 Yr Pass Thru	3.500	04-01-52	29,282,642	27,147,299
30 Yr Pass Thru	3.500	04-01-52	20,327,632	18,858,009
30 Yr Pass Thru	3.500	04-01-52	33,823,985	31,188,360
30 Yr Pass Thru	3.500	04-01-52	44,221,790	41,024,697
30 Yr Pass Thru	3.500	05-01-52	21,130,475	19,510,363
30 Yr Pass Thru	3.500	05-01-52	48,066,147	44,245,643
30 Yr Pass Thru	3.500	08-01-52	66,335,733	61,249,653
30 Yr Pass Thru	3.500	09-01-52	29,402,582	27,111,480
30 Yr Pass Thru	4.000	09-01-40	2,168,556	2,123,178
30 Yr Pass Thru	4.000	09-01-40	2,987,806	2,926,342
30 Yr Pass Thru	4.000	11-01-40	1,052,345	1,030,623
30 Yr Pass Thru	4.000	12-01-40	1,302,044	1,274,739
30 Yr Pass Thru	4.000	01-01-41	1,968,875	1,927,051
30 Yr Pass Thru	4.000	09-01-41	2,592,419	2,535,250
30 Yr Pass Thru	4.000	09-01-41	1,152,910	1,127,912
30 Yr Pass Thru	4.000	10-01-41	878,454	858,853
30 Yr Pass Thru	4.000	01-01-42	1,281,958	1,253,724
30 Yr Pass Thru	4.000	05-01-42	1,759,270	1,718,938
30 Yr Pass Thru	4.000	09-01-43	3,363,650	3,281,903
30 Yr Pass Thru	4.000	10-01-43	3,453,600	3,368,847
30 Yr Pass Thru	4.000	10-01-43	1,303,453	1,271,136
30 Yr Pass Thru	4.000	01-01-44	2,617,350	2,552,962
30 Yr Pass Thru	4.000	12-01-45	6,536,837	6,331,899
30 Yr Pass Thru	4.000	02-01-46	3,267,824	3,155,162
30 Yr Pass Thru	4.000	04-01-46	3,855,293	3,722,377
30 Yr Pass Thru	4.000	06-01-46	2,520,022	2,431,566
30 Yr Pass Thru	4.000	07-01-46	4,336,572	4,184,353
30 Yr Pass Thru	4.000	10-01-46	1,510,836	1,457,804
30 Yr Pass Thru	4.000	01-01-47	5,953,138	5,790,685
30 Yr Pass Thru	4.000	03-01-47	6,407,821	6,186,904
30 Yr Pass Thru	4.000	04-01-47	7,040,595	6,846,266
30 Yr Pass Thru	4.000	11-01-47	1,666,432	1,610,021
6	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	12-01-47	4,683,357	$4,524,819
30 Yr Pass Thru	4.000	12-01-47	2,447,908	2,355,863
30 Yr Pass Thru	4.000	09-01-48	2,171,807	2,095,574
30 Yr Pass Thru	4.000	10-01-48	6,058,523	5,836,395
30 Yr Pass Thru	4.000	10-01-48	8,084,649	7,788,236
30 Yr Pass Thru	4.000	01-01-49	5,289,694	5,077,571
30 Yr Pass Thru	4.000	01-01-49	4,126,832	3,948,445
30 Yr Pass Thru	4.000	02-01-49	5,244,669	5,032,712
30 Yr Pass Thru	4.000	07-01-49	9,217,749	8,868,270
30 Yr Pass Thru	4.000	07-01-49	13,042,765	12,536,037
30 Yr Pass Thru	4.000	08-01-49	26,372,473	25,389,078
30 Yr Pass Thru	4.000	02-01-50	21,483,416	20,574,910
30 Yr Pass Thru	4.000	03-01-51	83,732,417	80,374,647
30 Yr Pass Thru	4.000	08-01-51	46,833,730	45,014,184
30 Yr Pass Thru	4.000	10-01-51	159,537,464	152,940,399
30 Yr Pass Thru	4.000	04-01-52	8,828,445	8,446,824
30 Yr Pass Thru	4.000	05-01-52	44,192,546	41,950,826
30 Yr Pass Thru	4.000	05-01-52	91,740,610	87,287,640
30 Yr Pass Thru	4.000	05-01-52	52,034,846	49,590,446
30 Yr Pass Thru	4.000	06-01-52	2,578,816	2,473,790
30 Yr Pass Thru	4.000	06-01-52	46,641,026	44,756,089
30 Yr Pass Thru	4.000	06-01-52	31,360,446	29,769,650
30 Yr Pass Thru	4.000	07-01-52	34,466,381	32,987,301
30 Yr Pass Thru	4.000	07-01-52	36,336,115	34,697,313
30 Yr Pass Thru	4.000	07-01-52	28,803,977	27,504,883
30 Yr Pass Thru	4.000	07-01-52	19,947,566	18,979,337
30 Yr Pass Thru	4.500	05-01-52	31,697,466	31,133,575
30 Yr Pass Thru	4.500	06-01-52	36,910,126	36,218,899
30 Yr Pass Thru	4.500	06-01-52	84,563,712	82,953,635
30 Yr Pass Thru	4.500	07-01-52	70,155,204	68,819,463
30 Yr Pass Thru	4.500	07-01-52	48,030,743	47,296,363
30 Yr Pass Thru	4.500	07-01-52	60,366,397	59,217,033
30 Yr Pass Thru	4.500	08-01-52	42,850,690	41,753,614
30 Yr Pass Thru	4.500	08-01-52	9,729,766	9,553,635
30 Yr Pass Thru	4.500	08-01-52	69,749,239	67,963,499
30 Yr Pass Thru	4.500	08-01-52	58,752,878	57,322,111
30 Yr Pass Thru	4.500	08-01-52	40,439,020	39,492,149
30 Yr Pass Thru	4.500	09-01-52	57,875,081	56,954,011
30 Yr Pass Thru	4.500	09-01-52	156,825,960	153,006,887
30 Yr Pass Thru	4.500	09-01-52	46,539,716	45,639,065
30 Yr Pass Thru	4.500	09-01-52	21,808,536	21,386,490
30 Yr Pass Thru	4.500	10-01-52	14,824,326	14,588,400
30 Yr Pass Thru	4.500	10-01-52	16,170,173	15,857,242
30 Yr Pass Thru	4.500	10-01-52	28,213,311	27,667,319
30 Yr Pass Thru	4.500	10-01-52	8,813,097	8,642,543
30 Yr Pass Thru	4.500	10-01-52	37,562,959	36,836,029
30 Yr Pass Thru	4.500	10-01-52	26,430,887	25,952,427
30 Yr Pass Thru	4.500	11-01-52	29,540,281	28,968,609
30 Yr Pass Thru	4.500	11-01-52	7,225,570	7,094,770
30 Yr Pass Thru	4.500	11-01-52	13,839,846	13,572,013
30 Yr Pass Thru	4.500	11-01-52	17,920,738	17,573,931
30 Yr Pass Thru	4.500	12-01-52	39,573,003	38,807,174
30 Yr Pass Thru	4.500	02-01-53	31,672,732	31,144,912
30 Yr Pass Thru	4.500	03-01-53	14,746,830	14,452,228
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	03-01-53	31,987,748	$31,328,727
30 Yr Pass Thru	4.500	05-01-53	18,969,897	18,626,498
30 Yr Pass Thru	4.500	06-01-53	19,628,098	19,168,510
30 Yr Pass Thru	4.500	08-01-53	31,940,045	31,249,569
30 Yr Pass Thru	5.000	06-01-52	24,127,000	24,041,494
30 Yr Pass Thru	5.000	07-01-52	61,561,066	61,381,369
30 Yr Pass Thru	5.000	07-01-52	41,443,247	41,244,568
30 Yr Pass Thru	5.000	07-01-52	12,410,267	12,459,362
30 Yr Pass Thru	5.000	07-01-52	27,251,337	27,154,759
30 Yr Pass Thru	5.000	08-01-52	25,920,694	25,928,465
30 Yr Pass Thru	5.000	10-01-52	41,313,701	41,322,211
30 Yr Pass Thru	5.000	10-01-52	40,555,482	40,323,038
30 Yr Pass Thru	5.000	10-01-52	111,464,395	110,825,537
30 Yr Pass Thru	5.000	11-01-52	37,588,591	37,725,545
30 Yr Pass Thru	5.000	12-01-52	36,266,779	36,274,250
30 Yr Pass Thru	5.000	01-01-53	7,635,192	7,667,782
30 Yr Pass Thru	5.000	01-01-53	31,056,791	31,169,947
30 Yr Pass Thru	5.000	01-01-53	75,976,975	75,541,513
30 Yr Pass Thru	5.000	04-01-53	8,713,542	8,715,337
30 Yr Pass Thru	5.000	04-01-53	32,649,407	32,656,133
30 Yr Pass Thru	5.000	04-01-53	8,932,928	8,959,892
30 Yr Pass Thru	5.000	05-01-53	72,993,748	73,214,080
30 Yr Pass Thru	5.000	05-01-53	32,344,415	32,424,865
30 Yr Pass Thru	5.000	07-01-53	85,739,111	85,944,328
30 Yr Pass Thru	5.500	12-01-52	36,161,434	36,807,252
30 Yr Pass Thru	5.500	12-01-52	30,692,777	31,202,563
30 Yr Pass Thru	5.500	12-01-52	1,866,040	1,899,366
30 Yr Pass Thru	5.500	12-01-52	24,725,716	25,290,929
30 Yr Pass Thru	5.500	12-01-52	25,431,486	25,885,674
30 Yr Pass Thru	5.500	04-01-53	26,352,161	26,583,975
30 Yr Pass Thru	5.500	05-01-53	15,638,232	15,878,425
30 Yr Pass Thru	5.500	07-01-53	13,394,431	13,578,394
30 Yr Pass Thru	5.500	08-01-53	22,373,464	22,696,130
30 Yr Pass Thru	5.500	02-01-54	29,843,555	30,320,583
30 Yr Pass Thru	5.500	03-01-54	26,114,728	26,491,350
30 Yr Pass Thru	5.500	05-01-54	36,976,808	37,417,638
30 Yr Pass Thru	5.500	05-01-54	26,057,404	26,359,912
30 Yr Pass Thru	7.000	09-01-31	85	88
30 Yr Pass Thru	7.000	09-01-31	26	27
30 Yr Pass Thru	7.000	09-01-31	815	849
30 Yr Pass Thru	7.000	01-01-32	38	40
30 Yr Pass Thru	7.000	06-01-32	8	8
30 Yr Pass Thru (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%) (B)	7.372	07-01-33	196	201
30 Yr Pass Thru	7.500	09-01-29	20	20
30 Yr Pass Thru	7.500	12-01-29	20	21
30 Yr Pass Thru	7.500	01-01-31	9	10
30 Yr Pass Thru	7.500	05-01-31	74	78
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	1,209	1,222
30 Yr Pass Thru	5.000	04-15-35	412	415
30 Yr Pass Thru	5.500	03-15-35	797	818
30 Yr Pass Thru	6.000	03-15-33	1,053	1,083
30 Yr Pass Thru	6.000	06-15-33	292	300
8	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.500	09-15-28	38	$39
30 Yr Pass Thru	6.500	09-15-29	45	46
30 Yr Pass Thru	6.500	08-15-31	72	74
30 Yr Pass Thru	7.000	04-15-29	198	202

30 Yr Pass Thru	8.000	10-15-26	98	99
Corporate bonds 35.0%				$8,936,400,318
(Cost $9,066,899,335)
Communication services 2.7%				693,869,329
Diversified telecommunication services 0.6%
AT&T, Inc.	2.750	06-01-31	52,906,000	46,924,634
C&W Senior Finance, Ltd. (C)	6.875	09-15-27	18,569,000	18,280,415
Connect Finco SARL (C)	6.750	10-01-26	23,257,000	23,068,016
GCI LLC (C)	4.750	10-15-28	20,165,000	19,127,799
Total Play Telecomunicaciones SA de CV (C)	6.375	09-20-28	17,696,000	10,321,810
Verizon Communications, Inc.	2.550	03-21-31	29,102,000	25,599,067
Entertainment 0.5%
Netflix, Inc.	4.875	04-15-28	51,061,000	52,073,782
WarnerMedia Holdings, Inc.	4.279	03-15-32	91,996,000	80,418,386
WMG Acquisition Corp. (C)	3.875	07-15-30	10,075,000	9,352,297
Interactive media and services 0.1%
Match Group Holdings II LLC (C)	3.625	10-01-31	6,033,000	5,357,072
Match Group Holdings II LLC (C)	4.125	08-01-30	14,217,000	13,095,805
Media 0.9%
Charter Communications Operating LLC	2.800	04-01-31	20,777,000	17,623,015
Charter Communications Operating LLC	4.200	03-15-28	24,748,000	23,950,377
Charter Communications Operating LLC	6.384	10-23-35	33,305,000	33,721,964
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	11,551,000	10,666,860
LCPR Senior Secured Financing DAC (C)(D)	5.125	07-15-29	19,420,000	15,681,704
Midcontinent Communications (C)	8.000	08-15-32	21,756,000	21,674,479
News Corp. (C)	3.875	05-15-29	16,548,000	15,562,590
Paramount Global (D)	4.200	05-19-32	7,750,000	6,729,442
Paramount Global	4.375	03-15-43	15,893,000	11,420,263
Paramount Global	4.950	05-19-50	32,321,000	24,126,779
Sirius XM Radio, Inc. (C)	4.000	07-15-28	15,524,000	14,540,493
Sirius XM Radio, Inc. (C)	5.000	08-01-27	26,970,000	26,363,350
Wireless telecommunication services 0.6%
Iliad Holding SAS (C)	8.500	04-15-31	7,296,000	7,731,330
Millicom International Cellular SA (C)	6.250	03-25-29	15,327,000	15,165,456
Millicom International Cellular SA (C)	7.375	04-02-32	8,429,000	8,538,661
T-Mobile USA, Inc.	3.375	04-15-29	23,700,000	22,521,610
T-Mobile USA, Inc.	3.875	04-15-30	80,558,000	77,504,543
Vodafone Group PLC	5.625	02-10-53	15,473,000	15,434,074
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	20,338,000	21,293,256
Consumer discretionary 3.5%				900,924,162
Automobiles 1.6%
Ford Motor Company	3.250	02-12-32	16,767,000	14,280,881
Ford Motor Company	6.100	08-19-32	24,584,000	25,260,661
Ford Motor Credit Company LLC	4.000	11-13-30	43,430,000	40,039,059
Ford Motor Credit Company LLC	5.113	05-03-29	38,435,000	38,047,800
Ford Motor Credit Company LLC	5.800	03-08-29	30,328,000	30,907,971
Ford Motor Credit Company LLC	6.125	03-08-34	88,445,000	89,497,432
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
General Motors Financial Company, Inc.	3.600	06-21-30	71,040,000	$65,965,873
General Motors Financial Company, Inc.	5.950	04-04-34	67,444,000	69,797,068
Hyundai Capital America (C)	5.300	01-08-29	11,073,000	11,284,190
Hyundai Capital America (C)	5.680	06-26-28	23,739,000	24,464,321
Broadline retail 0.2%
Kohl’s Corp.	4.625	05-01-31	13,509,000	11,160,853
Macy’s Retail Holdings LLC (C)(D)	5.875	04-01-29	10,521,000	10,304,489
Macy’s Retail Holdings LLC (C)	5.875	03-15-30	9,534,000	9,245,256
Macy’s Retail Holdings LLC (C)	6.125	03-15-32	16,259,000	15,552,429
Hotels, restaurants and leisure 1.0%
Booking Holdings, Inc.	4.625	04-13-30	25,498,000	25,772,281
Caesars Entertainment, Inc. (C)	6.500	02-15-32	10,003,000	10,279,393
Flutter Treasury Designated Activity Company (C)	6.375	04-29-29	8,277,000	8,539,323
Full House Resorts, Inc. (C)	8.250	02-15-28	9,518,000	9,409,506
Hilton Grand Vacations Borrower Escrow LLC (C)	5.000	06-01-29	20,071,000	18,976,601
Hilton Grand Vacations Borrower Escrow LLC (C)	6.625	01-15-32	19,300,000	19,532,604
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	7,367,000	7,028,142
MGM Resorts International (D)	4.750	10-15-28	32,237,000	31,378,193
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	21,467,000	20,495,262
Mohegan Tribal Gaming Authority (C)	8.000	02-01-26	15,340,000	14,855,098
Resorts World Las Vegas LLC (C)	4.625	04-16-29	22,871,000	20,602,389
Resorts World Las Vegas LLC (C)	4.625	04-06-31	10,700,000	9,305,356
Resorts World Las Vegas LLC (C)	8.450	07-27-30	15,200,000	16,052,264
Royal Caribbean Cruises, Ltd. (C)	6.000	02-01-33	17,473,000	17,899,133
Royal Caribbean Cruises, Ltd. (C)	6.250	03-15-32	5,149,000	5,317,465
Travel + Leisure Company (C)	4.625	03-01-30	8,912,000	8,264,602
Household durables 0.1%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	9,774,000	9,171,338
Century Communities, Inc. (C)	3.875	08-15-29	14,425,000	13,364,630
KB Home	4.000	06-15-31	16,083,000	14,810,777
Leisure products 0.0%
Brunswick Corp.	5.850	03-18-29	9,981,000	10,211,269
Specialty retail 0.5%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	6,148,000	5,853,288
Asbury Automotive Group, Inc.	4.750	03-01-30	17,166,000	16,402,801
AutoNation, Inc.	4.750	06-01-30	22,348,000	22,079,422
Group 1 Automotive, Inc. (C)	4.000	08-15-28	11,273,000	10,662,787
Lithia Motors, Inc. (C)	3.875	06-01-29	7,350,000	6,816,929
Lithia Motors, Inc. (C)	4.375	01-15-31	7,940,000	7,313,544
Lithia Motors, Inc. (C)	4.625	12-15-27	6,075,000	5,910,189
The Michaels Companies, Inc. (C)	5.250	05-01-28	25,058,000	19,674,121
The Michaels Companies, Inc. (C)(D)	7.875	05-01-29	20,790,000	12,170,882
Valvoline, Inc. (C)	3.625	06-15-31	17,994,000	16,025,089
Velocity Vehicle Group LLC (C)	8.000	06-01-29	5,180,000	5,387,801
Textiles, apparel and luxury goods 0.1%
Tapestry, Inc.	7.700	11-27-30	13,302,000	14,164,028
Tapestry, Inc.	7.850	11-27-33	10,644,000	11,389,372
Consumer staples 0.7%				180,721,346
Food products 0.7%
Coruripe Netherlands BV (C)	10.000	02-10-27	13,476,000	12,766,762
Fiesta Purchaser, Inc. (C)	7.875	03-01-31	3,420,000	3,597,843
10	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
JBS USA LUX SA	3.625	01-15-32	19,369,000	$17,404,704
JBS USA LUX SA	3.750	12-01-31	5,689,000	5,156,093
JBS USA LUX SA	5.750	04-01-33	23,542,000	24,098,980
Kraft Heinz Foods Company	4.375	06-01-46	46,450,000	39,684,901
Kraft Heinz Foods Company	5.000	06-04-42	12,796,000	12,073,358
MARB BondCo PLC (C)	3.950	01-29-31	30,501,000	25,891,814
NBM US Holdings, Inc. (C)	6.625	08-06-29	23,063,000	23,130,459
Pilgrim’s Pride Corp.	6.250	07-01-33	16,000,000	16,916,432
Energy 5.5%				1,394,888,778
Oil, gas and consumable fuels 5.5%
Aker BP ASA (C)	3.100	07-15-31	11,536,000	10,142,659
Aker BP ASA (C)	3.750	01-15-30	7,320,000	6,928,481
Aker BP ASA (C)	4.000	01-15-31	12,986,000	12,171,467
Antero Midstream Partners LP (C)	5.375	06-15-29	18,688,000	18,464,284
Antero Midstream Partners LP (C)	6.625	02-01-32	14,499,000	14,940,045
Antero Resources Corp. (C)	5.375	03-01-30	5,906,000	5,834,442
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	21,017,000	20,965,544
Blue Racer Midstream LLC (C)	7.000	07-15-29	4,612,000	4,797,223
Blue Racer Midstream LLC (C)	7.250	07-15-32	2,230,000	2,338,117
Cheniere Energy Partners LP	4.000	03-01-31	34,237,000	32,292,650
Cheniere Energy Partners LP	5.950	06-30-33	25,218,000	26,546,509
Cheniere Energy, Inc. (C)	5.650	04-15-34	11,196,000	11,521,183
Civitas Resources, Inc. (C)	8.625	11-01-30	10,893,000	11,840,724
Columbia Pipelines Holding Company LLC (C)	5.681	01-15-34	17,665,000	18,024,111
Columbia Pipelines Operating Company LLC (C)	5.927	08-15-30	8,524,000	8,954,036
Columbia Pipelines Operating Company LLC (C)	6.036	11-15-33	29,417,000	31,059,216
Continental Resources, Inc. (C)	2.875	04-01-32	16,445,000	13,827,706
Continental Resources, Inc.	4.900	06-01-44	15,779,000	13,416,441
Continental Resources, Inc. (C)	5.750	01-15-31	30,610,000	31,043,170
Diamondback Energy, Inc.	5.750	04-18-54	25,648,000	25,658,431
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	22,814,000	21,983,527
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	29,961,000	28,644,415
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	22,368,000	21,895,883
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	14,031,000	15,378,116
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	6,784,000	6,127,987
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	11,698,000	10,067,299
Energy Transfer LP	5.150	03-15-45	26,413,000	24,166,645
Energy Transfer LP	5.250	04-15-29	24,975,000	25,532,678
Energy Transfer LP	5.250	07-01-29	15,426,000	15,788,881
Energy Transfer LP	5.400	10-01-47	27,635,000	25,838,521
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	47,417,000	47,043,520
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (E)	7.125	05-15-30	36,660,000	36,666,306
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	43,524,000	42,432,002
EQM Midstream Partners LP (C)	6.375	04-01-29	7,204,000	7,406,123
EQM Midstream Partners LP (C)	7.500	06-01-30	5,210,000	5,686,277
Global Partners LP (C)	8.250	01-15-32	5,116,000	5,318,445
Hess Midstream Operations LP (C)	4.250	02-15-30	5,230,000	4,942,981
Hess Midstream Operations LP (C)	5.500	10-15-30	2,295,000	2,273,671
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Hess Midstream Operations LP (C)	6.500	06-01-29	4,730,000	$4,880,386
Howard Midstream Energy Partners LLC (C)	7.375	07-15-32	2,863,000	2,963,955
Kinder Morgan Energy Partners LP	7.750	03-15-32	13,230,000	15,365,898
Leviathan Bond, Ltd. (C)	6.500	06-30-27	29,816,000	28,510,119
Leviathan Bond, Ltd. (C)	6.750	06-30-30	5,068,000	4,675,230
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	20,685,740	18,627,705
MPLX LP	4.950	09-01-32	13,328,000	13,192,771
MPLX LP	5.000	03-01-33	13,867,000	13,722,447
Occidental Petroleum Corp.	5.375	01-01-32	10,344,000	10,496,708
Occidental Petroleum Corp.	6.450	09-15-36	27,598,000	29,909,816
Occidental Petroleum Corp.	6.600	03-15-46	11,175,000	12,066,708
Occidental Petroleum Corp.	6.625	09-01-30	29,198,000	31,454,859
ONEOK, Inc.	5.650	11-01-28	10,730,000	11,145,384
ONEOK, Inc.	6.050	09-01-33	25,316,000	26,719,529
ONEOK, Inc.	6.625	09-01-53	25,699,000	28,305,424
Ovintiv, Inc.	6.250	07-15-33	14,322,000	15,121,078
Ovintiv, Inc.	7.200	11-01-31	3,846,000	4,270,629
Parkland Corp. (C)	4.500	10-01-29	12,267,000	11,579,740
Parkland Corp. (C)	4.625	05-01-30	13,739,000	12,849,857
Parkland Corp. (C)	6.625	08-15-32	7,228,000	7,303,708
Petroleos Mexicanos	7.690	01-23-50	25,292,000	18,817,357
Sabine Pass Liquefaction LLC	4.500	05-15-30	40,088,000	39,669,072
Saudi Arabian Oil Company (C)	5.250	07-17-34	13,712,000	14,007,082
Southwestern Energy Company	4.750	02-01-32	9,175,000	8,695,900
Sunoco LP	4.500	04-30-30	18,893,000	17,952,138
Sunoco LP (C)	7.000	05-01-29	14,511,000	15,115,920
Sunoco LP (C)	7.250	05-01-32	14,511,000	15,347,617
Talos Production, Inc. (C)	9.000	02-01-29	2,236,000	2,375,372
Talos Production, Inc. (C)	9.375	02-01-31	2,795,000	2,984,906
Targa Resources Corp.	5.500	02-15-35	26,704,000	27,112,621
Targa Resources Corp.	6.150	03-01-29	21,618,000	22,828,417
Targa Resources Partners LP	4.000	01-15-32	24,529,000	22,759,125
The Williams Companies, Inc.	4.650	08-15-32	19,952,000	19,627,068
The Williams Companies, Inc.	4.800	11-15-29	13,611,000	13,711,355
Var Energi ASA (C)	8.000	11-15-32	50,264,000	57,860,097
Venture Global Calcasieu Pass LLC (C)	3.875	08-15-29	6,471,000	6,117,580
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	11,717,000	10,861,491
Venture Global LNG, Inc. (C)	7.000	01-15-30	14,224,000	14,541,879
Venture Global LNG, Inc. (C)	9.500	02-01-29	22,830,000	25,728,017
Vital Energy, Inc. (C)	7.875	04-15-32	9,989,000	10,226,634
Western Midstream Operating LP	4.050	02-01-30	22,009,000	21,067,026
Western Midstream Operating LP	5.450	11-15-34	12,849,000	12,777,416
Whistler Pipeline LLC (C)	5.400	09-30-29	10,294,000	10,427,687
Whistler Pipeline LLC (C)	5.700	09-30-31	12,867,000	13,155,334
Financials 9.5%				2,422,926,603
Banks 5.7%
Banco Santander SA	4.379	04-12-28	26,204,000	25,860,131
Bank of America Corp. (2.087% to 6-14-28, then Overnight SOFR + 1.060%)	2.087	06-14-29	36,771,000	33,662,325
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	41,379,000	37,119,177
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	69,628,000	61,158,614
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	33,636,000	30,533,037
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	21,566,000	21,098,301
12	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	26,707,000	$26,764,893
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	34,262,000	35,864,502
Barclays PLC (4.375% to 9-15-28, then 5 Year CMT + 3.410%) (E)	4.375	03-15-28	25,947,000	22,936,830
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (E)	8.000	03-15-29	12,353,000	12,886,106
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (C)	5.497	05-20-30	20,645,000	21,185,906
BNP Paribas SA (5.894% to 12-5-33, then Overnight SOFR + 1.866%) (C)	5.894	12-05-34	30,234,000	32,093,280
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(E)	9.250	11-17-27	9,969,000	10,804,482
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (C)	5.716	01-18-30	19,504,000	19,980,965
Citigroup, Inc. (4.700% to 1-30-25, then Overnight SOFR + 3.234%) (E)	4.700	01-30-25	32,540,000	32,307,144
Citigroup, Inc. (5.174% to 2-13-29, then Overnight SOFR + 1.364%)	5.174	02-13-30	15,912,000	16,215,333
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	30,783,000	32,494,406
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (D)(E)	6.250	08-15-26	28,204,000	28,446,921
Citizens Financial Group, Inc.	3.250	04-30-30	24,536,000	22,475,868
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	21,416,000	21,859,596
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	15,283,000	15,546,843
Credit Agricole SA (C)	3.250	01-14-30	46,789,000	42,969,456
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (C)	6.316	10-03-29	29,769,000	31,343,983
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (B)(E)	8.626	09-30-24	16,247,000	16,095,386
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	16,060,000	16,873,639
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	13,357,000	13,656,000
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	11,484,000	12,286,721
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	7,335,000	7,319,476
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	44,812,000	40,212,749
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	38,432,000	34,956,375
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	11,554,000	11,508,575
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (E)	4.600	02-01-25	0	0
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	26,249,000	26,730,465
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	26,525,000	26,984,570
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	26,362,000	27,053,365
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	17,914,000	18,651,153
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (E)	5.125	11-01-26	10,483,000	10,196,331
NatWest Group PLC (6.000% to 6-29-26, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	28,382,000	28,179,069
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (E)	8.125	11-10-33	19,795,000	20,970,289
Popular, Inc.	7.250	03-13-28	22,594,000	23,669,859
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	26,953,000	27,646,489
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(E)	5.375	11-18-30	22,614,000	18,930,216
Societe Generale SA (5.634% to 1-19-29, then 1 Year CMT + 1.750%) (C)	5.634	01-19-30	10,791,000	10,977,091
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (C)(D)	6.221	06-15-33	14,374,000	14,763,577
Societe Generale SA (6.691% to 1-10-33, then 1 Year CMT + 2.950%) (C)	6.691	01-10-34	200,000	214,360
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (E)	3.400	09-15-26	34,327,000	30,257,170
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	25,171,000	26,648,287
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (E)	6.250	03-15-30	19,649,000	19,556,269
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (B)(E)	8.648	12-01-24	15,079,000	15,115,235
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	25,349,000	25,602,101
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%)	5.435	01-24-30	30,155,000	$30,930,931
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	26,828,000	28,032,391
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	15,833,000	17,203,584
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	17,689,000	18,178,588
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	27,388,000	28,774,890
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	52,644,000	48,256,969
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	63,986,000	57,573,033
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	39,900,000	40,724,367
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (E)	5.875	06-15-25	16,406,000	16,290,984
Capital markets 2.4%
Ares Capital Corp.	2.875	06-15-28	20,825,000	19,023,406
Ares Capital Corp.	5.875	03-01-29	16,093,000	16,361,328
Ares Capital Corp.	5.950	07-15-29	8,082,000	8,235,860
Blackstone Private Credit Fund (D)	4.000	01-15-29	26,971,000	25,448,314
Blackstone Private Credit Fund (C)	7.300	11-27-28	21,361,000	22,643,408
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	30,294,000	25,932,545
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	19,244,000	20,477,160
Jefferies Financial Group, Inc.	5.875	07-21-28	20,044,000	20,756,391
Jefferies Financial Group, Inc.	6.200	04-14-34	21,018,000	22,115,576
Lazard Group LLC	4.375	03-11-29	24,348,000	23,841,336
Macquarie Bank, Ltd. (C)	3.624	06-03-30	18,024,000	16,651,017
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	14,951,000	12,652,235
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	41,382,000	34,114,280
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	41,570,000	42,421,672
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	31,656,000	32,336,538
MSCI, Inc. (C)	3.625	11-01-31	28,982,000	26,301,778
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%)	4.975	03-14-30	15,314,000	15,670,606
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	10,841,000	11,216,454
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	15,091,000	15,893,088
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	28,771,000	30,455,222
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	78,969,000	68,672,914
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	32,072,000	27,684,529
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (C)	5.428	02-08-30	21,163,000	21,682,649
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (C)	6.301	09-22-34	16,198,000	17,476,541
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (C)(E)	9.250	11-13-28	12,657,000	13,955,304
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (C)(E)	9.250	11-13-33	9,436,000	10,896,664
Consumer finance 0.3%
Ally Financial, Inc. (6.184% to 7-26-34. then Overnight SOFR + 2.290%)	6.184	07-26-35	16,153,000	16,450,789
Ally Financial, Inc.	8.000	11-01-31	21,112,000	24,095,198
Enova International, Inc. (C)	9.125	08-01-29	6,285,000	6,380,559
OneMain Finance Corp.	9.000	01-15-29	12,547,000	13,330,999
Trust Fibra Uno (C)	7.375	02-13-34	25,178,000	25,796,699
Financial services 0.2%
Block, Inc.	3.500	06-01-31	8,150,000	7,356,790
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	10,867,000	11,101,552
Enact Holdings, Inc.	6.250	05-28-29	25,626,000	26,426,317
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	6,436,000	6,110,089
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	11,371,000	11,166,738
14	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 0.9%
AmWINS Group, Inc. (C)	6.375	02-15-29	8,879,000	$9,103,834
Athene Holding, Ltd.	3.500	01-15-31	13,278,000	12,218,094
Baldwin Insurance Group Holdings LLC (C)	7.125	05-15-31	6,960,000	7,282,744
CNA Financial Corp.	2.050	08-15-30	10,373,000	8,989,302
CNO Financial Group, Inc.	5.250	05-30-29	30,839,000	30,942,967
CNO Financial Group, Inc.	6.450	06-15-34	12,821,000	13,373,792
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (C)	4.700	10-15-51	17,112,000	16,079,474
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	7,268,000	7,434,764
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	18,330,000	17,199,967
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	24,604,000	25,881,612
Panther Escrow Issuer LLC (C)	7.125	06-01-31	27,044,000	28,169,355
SBL Holdings, Inc. (C)	5.000	02-18-31	22,901,000	20,773,950
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	28,091,000	23,805,843
Mortgage real estate investment trusts 0.0%
Starwood Property Trust, Inc. (C)	7.250	04-01-29	3,756,000	3,909,707
Health care 2.3%				582,703,669
Biotechnology 0.7%
AbbVie, Inc.	3.200	11-21-29	73,404,000	69,555,873
Amgen, Inc.	5.250	03-02-30	29,858,000	30,929,820
Amgen, Inc.	5.250	03-02-33	58,069,000	59,676,185
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	29,144,000	24,915,213
Health care equipment and supplies 0.3%
Solventum Corp. (C)	5.400	03-01-29	21,069,000	21,500,602
Solventum Corp. (C)	5.450	03-13-31	40,528,000	41,265,940
Varex Imaging Corp. (C)(D)	7.875	10-15-27	9,985,000	10,116,802
Health care providers and services 0.7%
AdaptHealth LLC (C)	5.125	03-01-30	6,834,000	6,248,487
Cencora, Inc.	2.800	05-15-30	19,453,000	17,684,509
Centene Corp.	2.450	07-15-28	6,416,000	5,870,317
Centene Corp.	3.000	10-15-30	20,848,000	18,522,145
Centene Corp.	3.375	02-15-30	12,265,000	11,230,514
Concentra Escrow Issuer Corp. (C)	6.875	07-15-32	3,247,000	3,396,661
DaVita, Inc. (C)	3.750	02-15-31	9,370,000	8,340,249
DaVita, Inc. (C)	4.625	06-01-30	28,508,000	26,880,173
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	40,883,000	33,719,684
HCA, Inc.	5.450	04-01-31	20,914,000	21,457,408
Universal Health Services, Inc.	2.650	10-15-30	23,326,000	20,614,446
Life sciences tools and services 0.1%
Icon Investments Six DAC	5.849	05-08-29	13,689,000	14,302,869
Thermo Fisher Scientific, Inc.	4.977	08-10-30	13,647,000	14,111,204
Pharmaceuticals 0.5%
Endo Finance Holdings, Inc. (C)(D)	8.500	04-15-31	9,855,000	10,463,846
IQVIA, Inc.	6.250	02-01-29	13,440,000	14,199,535
Viatris, Inc.	2.700	06-22-30	38,431,000	33,831,387
Viatris, Inc.	4.000	06-22-50	90,110,000	63,869,800
Industrials 4.4%				1,127,335,352
Aerospace and defense 0.3%
AAR Escrow Issuer LLC (C)	6.750	03-15-29	5,804,000	6,008,028
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
BAE Systems PLC (C)	5.125	03-26-29	15,944,000	$16,275,065
Embraer Netherlands Finance BV (C)	7.000	07-28-30	17,812,000	19,084,240
Huntington Ingalls Industries, Inc.	4.200	05-01-30	17,227,000	16,689,407
The Boeing Company (C)	6.298	05-01-29	9,566,000	9,990,296
Building products 0.3%
Builders FirstSource, Inc. (C)	4.250	02-01-32	19,875,000	18,158,730
Builders FirstSource, Inc. (C)	6.375	06-15-32	12,224,000	12,589,657
Builders FirstSource, Inc. (C)	6.375	03-01-34	20,376,000	20,919,154
Owens Corning	3.500	02-15-30	6,432,000	6,047,686
Owens Corning	3.875	06-01-30	3,367,000	3,226,259
Owens Corning	3.950	08-15-29	17,483,000	16,916,991
Owens Corning	5.700	06-15-34	8,723,000	9,104,094
Commercial services and supplies 0.3%
Albion Financing 1 SARL (C)	6.125	10-15-26	15,693,000	15,646,169
Allied Universal Holdco LLC (C)(D)	6.000	06-01-29	6,591,000	5,866,523
Allied Universal Holdco LLC (C)	7.875	02-15-31	31,555,000	32,037,272
APX Group, Inc. (C)	5.750	07-15-29	17,349,000	17,189,386
Construction and engineering 0.3%
Arcosa, Inc. (C)	6.875	08-15-32	3,187,000	3,322,238
CIMIC Finance USA Pty, Ltd. (C)	7.000	03-25-34	14,047,000	14,920,310
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	17,954,000	17,465,696
MasTec, Inc. (C)	4.500	08-15-28	11,329,000	11,025,548
MasTec, Inc.	5.900	06-15-29	13,928,000	14,406,733
Quanta Services, Inc.	5.250	08-09-34	13,163,000	13,261,190
Williams Scotsman, Inc. (C)	6.625	06-15-29	8,505,000	8,780,868
Electrical equipment 0.2%
EMRLD Borrower LP (C)	6.625	12-15-30	24,763,000	25,358,154
Regal Rexnord Corp.	6.400	04-15-33	13,838,000	14,685,136
Ground transportation 0.1%
Uber Technologies, Inc. (C)	4.500	08-15-29	30,886,000	30,290,971
Watco Companies LLC (C)	7.125	08-01-32	7,392,000	7,654,357
Machinery 0.1%
Flowserve Corp.	3.500	10-01-30	13,019,000	12,027,101
JB Poindexter & Company, Inc. (C)	8.750	12-15-31	9,465,000	9,984,240
Passenger airlines 2.0%
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	23,835,000	25,534,436
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	10,076,722	9,693,436
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	50,035,090	47,107,132
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	25,242,450	23,938,468
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	7,616,886	7,284,022
American Airlines 2016-3 Class A Pass Through Trust	3.250	04-15-30	4,440,465	4,061,128
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	10,262,158	9,597,340
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	18,273,999	17,314,429
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	12,658,512	11,543,390
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	28,166,171	25,006,061
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	20,458,722	18,675,786
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	6,830,421	6,444,043
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	19,492,382	16,860,297
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	21,893,180	20,122,959
American Airlines, Inc. (C)	7.250	02-15-28	16,289,000	16,390,301
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	5,808,584	5,457,470
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	9,449,026	9,019,754
16	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	3,718,189	$3,886,873
Delta Air Lines, Inc.	4.375	04-19-28	22,966,000	22,336,348
Delta Air Lines, Inc. (C)	4.750	10-20-28	31,946,627	31,637,835
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	15,726,800	13,751,079
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	20,992,783	19,394,653
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	8,246,083	8,129,657
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	19,555,565	18,003,378
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	28,884,682	29,423,199
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	28,190,740	29,132,900
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	20,657,000	21,041,076
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	22,464,000	23,118,412
United Airlines, Inc. (C)	4.625	04-15-29	6,837,000	6,508,146
Professional services 0.1%
Concentrix Corp. (D)	6.600	08-02-28	28,506,000	29,883,693
TriNet Group, Inc. (C)	3.500	03-01-29	7,869,000	7,279,435
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC	3.000	10-29-28	30,884,000	28,884,222
AerCap Ireland Capital DAC	3.300	01-30-32	44,899,000	39,909,681
Ashtead Capital, Inc. (C)	2.450	08-12-31	14,909,000	12,513,752
Ashtead Capital, Inc. (C)	4.250	11-01-29	4,634,000	4,459,767
Ashtead Capital, Inc. (C)	5.500	08-11-32	5,478,000	5,533,452
Ashtead Capital, Inc. (C)	5.550	05-30-33	24,342,000	24,614,602
Ashtead Capital, Inc. (C)	5.950	10-15-33	21,506,000	22,310,592
Beacon Roofing Supply, Inc. (C)(D)	4.125	05-15-29	9,940,000	9,275,414
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	19,851,000	19,093,144
SMBC Aviation Capital Finance DAC (C)	2.300	06-15-28	8,337,000	7,623,216
Transportation infrastructure 0.0%
Aeropuertos Dominicanos Siglo XXI SA (C)	7.000	06-30-34	6,370,000	6,608,875
Information technology 2.3%				593,966,881
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	34,687,000	30,241,916
Motorola Solutions, Inc.	2.750	05-24-31	28,836,000	25,497,030
Electronic equipment, instruments and components 0.1%
CDW LLC	5.100	03-01-30	8,157,000	8,194,685
CDW LLC	5.550	08-22-34	10,877,000	10,968,367
Flex, Ltd.	5.250	01-15-32	7,446,000	7,448,029
IT services 0.1%
Amentum Escrow Corp. (C)	7.250	08-01-32	2,127,000	2,223,988
Gartner, Inc. (C)	4.500	07-01-28	28,204,000	27,699,058
Semiconductors and semiconductor equipment 1.3%
Broadcom, Inc. (C)	3.419	04-15-33	38,867,000	34,631,211
Broadcom, Inc.	4.750	04-15-29	89,343,000	90,021,158
Foundry JV Holdco LLC (C)	5.875	01-25-34	22,581,000	22,671,267
Foundry JV Holdco LLC (C)	5.900	01-25-30	14,750,000	15,167,748
Marvell Technology, Inc.	2.450	04-15-28	32,253,000	29,810,243
Micron Technology, Inc.	2.703	04-15-32	20,705,000	17,738,364
Micron Technology, Inc.	5.300	01-15-31	15,734,000	16,131,196
Micron Technology, Inc.	5.327	02-06-29	25,665,000	26,284,145
Micron Technology, Inc.	6.750	11-01-29	46,933,000	51,071,895
Qorvo, Inc. (C)	3.375	04-01-31	20,268,000	17,993,422
Qorvo, Inc.	4.375	10-15-29	11,447,000	11,023,450
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 0.3%
Atlassian Corp.	5.250	05-15-29	14,863,000	$15,196,256
Autodesk, Inc. (D)	2.850	01-15-30	12,863,000	11,850,400
Consensus Cloud Solutions, Inc. (C)(D)	6.500	10-15-28	10,795,000	10,665,868
Oracle Corp.	2.950	04-01-30	29,091,000	26,716,965
Rocket Software, Inc. (C)	9.000	11-28-28	11,467,000	11,896,194
Technology hardware, storage and peripherals 0.3%
CDW LLC	3.250	02-15-29	8,657,000	8,114,710
Dell International LLC	5.300	10-01-29	10,211,000	10,543,536
Dell International LLC	5.400	04-15-34	52,792,000	54,165,780
Materials 1.1%				272,842,030
Chemicals 0.2%
Braskem Idesa SAPI (C)	6.990	02-20-32	13,776,000	10,710,464
Braskem Netherlands Finance BV (C)	4.500	01-31-30	36,631,000	32,179,205
Sasol Financing USA LLC	5.500	03-18-31	14,432,000	12,690,470
Construction materials 0.2%
Cemex SAB de CV (C)	3.875	07-11-31	20,841,000	18,964,174
Cemex SAB de CV (C)	5.200	09-17-30	18,640,000	18,469,731
Summit Materials LLC (C)	7.250	01-15-31	5,127,000	5,415,917
Containers and packaging 0.2%
Clydesdale Acquisition Holdings, Inc. (C)	6.875	01-15-30	17,515,000	17,579,566
Graphic Packaging International LLC (C)	3.500	03-01-29	15,702,000	14,584,076
Owens-Brockway Glass Container, Inc. (C)(D)	7.250	05-15-31	7,132,000	7,216,685
Metals and mining 0.5%
Alcoa Nederland Holding BV (C)	7.125	03-15-31	5,753,000	6,050,039
Arsenal AIC Parent LLC (C)	8.000	10-01-30	9,108,000	9,792,421
First Quantum Minerals, Ltd. (C)(D)	8.625	06-01-31	8,162,000	8,158,799
Freeport-McMoRan, Inc.	4.250	03-01-30	28,698,000	27,873,280
Freeport-McMoRan, Inc.	5.400	11-14-34	19,261,000	19,635,359
Freeport-McMoRan, Inc.	5.450	03-15-43	33,000,000	32,320,405
Newmont Corp.	2.800	10-01-29	10,590,000	9,832,252
Novelis Corp. (C)	4.750	01-30-30	22,376,000	21,369,187
Real estate 0.6%				160,041,240
Real estate management and development 0.1%
CoStar Group, Inc. (C)	2.800	07-15-30	30,081,000	26,450,476
Specialized REITs 0.5%
American Tower Corp.	3.800	08-15-29	39,036,000	37,469,246
GLP Capital LP	3.250	01-15-32	10,983,000	9,586,546
GLP Capital LP	4.000	01-15-30	10,907,000	10,307,655
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	5,134,000	4,886,203
Iron Mountain, Inc. (C)	5.250	07-15-30	12,333,000	12,021,540
VICI Properties LP (C)	3.875	02-15-29	13,041,000	12,378,271
VICI Properties LP (C)	4.625	12-01-29	24,513,000	23,845,940
VICI Properties LP	5.125	05-15-32	23,364,000	23,095,363
Utilities 2.4%				606,180,928
Electric utilities 1.3%
American Electric Power Company, Inc.	5.625	03-01-33	11,747,000	12,274,022
Atlantica Transmision Sur SA (C)(D)	6.875	04-30-43	12,155,119	12,857,588
Constellation Energy Generation LLC	6.125	01-15-34	10,291,000	11,060,538
Constellation Energy Generation LLC	6.500	10-01-53	13,403,000	14,848,839
Duke Energy Corp.	2.450	06-01-30	8,146,000	7,281,434
18	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Duke Energy Corp.	5.750	09-15-33	27,288,000	$28,833,362
Electricite de France SA (C)(D)	5.650	04-22-29	33,825,000	35,198,528
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (C)(E)	9.125	03-15-33	17,598,000	19,883,540
FirstEnergy Corp.	2.650	03-01-30	15,250,000	13,770,875
FirstEnergy Corp.	3.400	03-01-50	7,292,000	5,185,120
Georgia Power Company	4.950	05-17-33	13,561,000	13,708,358
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	10,355,000	9,142,761
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	24,489,000	24,912,880
NRG Energy, Inc. (C)	3.625	02-15-31	13,076,000	11,699,037
NRG Energy, Inc. (C)(D)	3.875	02-15-32	28,310,000	25,377,112
NRG Energy, Inc. (C)	4.450	06-15-29	16,431,000	15,929,810
NRG Energy, Inc. (C)	7.000	03-15-33	22,079,000	24,286,105
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (C)(E)	10.250	03-15-28	17,349,000	19,312,820
The Southern Company	5.700	03-15-34	21,632,000	22,823,215
Independent power and renewable electricity producers 0.5%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	15,923,696	14,251,071
Lightning Power LLC (C)	7.250	08-15-32	12,405,000	12,818,051
LLPL Capital Pte, Ltd. (C)	6.875	02-04-39	2,776,421	2,859,674
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	20,014,000	19,361,604
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	6,682,000	6,453,659
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(E)	8.000	10-15-26	7,308,000	7,557,429
Vistra Operations Company LLC (C)	4.300	07-15-29	38,331,000	37,207,095
Vistra Operations Company LLC (C)	6.875	04-15-32	10,160,000	10,553,121
Vistra Operations Company LLC (C)	6.950	10-15-33	23,577,000	26,191,288
Multi-utilities 0.6%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	7,995,000	8,025,845
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	28,813,000	29,013,076
Dominion Energy, Inc.	3.375	04-01-30	15,066,000	14,104,765
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	18,149,000	18,901,846
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	8,283,000	8,810,909
NiSource, Inc.	1.700	02-15-31	8,146,000	6,767,938
NiSource, Inc.	3.600	05-01-30	15,381,000	14,585,307

Sempra	5.500	08-01-33	21,527,000	22,223,807

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	17,928,000	18,108,499
Municipal bonds 0.1%				$12,649,317
(Cost $16,097,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	16,097,000	12,649,317
Term loans (F) 0.0%				$8,542,590
(Cost $8,516,295)
Health care 0.0%				8,542,590
Pharmaceuticals 0.0%

Endo Finance Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.500%)	9.783	04-23-31	8,564,000	8,542,590

Collateralized mortgage obligations 3.2%				$814,297,450
(Cost $1,102,937,856)
Commercial and residential 2.3%				577,376,884
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (C)(G)	0.990	04-25-53	4,841,676	4,547,846
Series 2021-4, Class A1 (C)(G)	1.035	01-20-65	17,415,367	14,511,368
Series 2021-5, Class A1 (C)(G)	0.951	07-25-66	17,601,842	15,117,603
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (C)	4.800	11-26-68	17,090,073	16,881,436
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(G)	1.175	10-25-48	9,930,463	$8,787,969
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(G)	3.843	11-05-32	11,565,000	4,510,350
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	4,369,476	4,352,782
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	10,908,000	10,659,673
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	15,685,303	15,535,706
Series 2019-B13, Class A2	2.889	08-15-57	16,682,939	16,075,259
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(G)	0.941	02-25-49	7,105,315	6,458,647
BX Trust
Series 2022-CLS, Class A (C)	5.760	10-13-27	19,433,000	19,501,406
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(G)	6.015	10-12-40	20,164,000	20,684,562
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(G)	0.924	08-25-66	12,562,682	10,384,863
Series 2021-3, Class A1 (C)(G)	0.956	09-27-66	18,130,393	14,928,473
Series 2021-HX1, Class A1 (C)(G)	1.110	10-25-66	11,538,301	9,755,787
COLT Trust
Series 2020-RPL1, Class A1 (C)(G)	1.390	01-25-65	30,835,991	26,521,860
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.577	05-10-51	221,469,411	3,070,585
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(G)	4.540	08-10-30	18,413,000	14,965,201
Series 2017-PANW, Class A (C)	3.244	10-10-29	7,264,000	6,806,368
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	14,666,000	14,325,372
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (C)	2.257	08-15-37	3,896,294	3,713,415
Series 2021-NQM2, Class A1 (C)(G)	1.179	02-25-66	12,987,844	11,451,550
Series 2021-NQM3, Class A1 (C)(G)	1.015	04-25-66	9,380,306	8,071,808
Series 2021-NQM5, Class A1 (C)(G)	0.938	05-25-66	6,889,864	5,676,954
Series 2021-NQM6, Class A1 (C)(G)	1.174	07-25-66	21,413,083	18,037,233
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(G)	0.797	02-25-66	2,360,439	2,013,195
Series 2021-2, Class A1 (C)(G)	0.931	06-25-66	11,982,180	9,983,376
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(G)	2.500	02-01-51	24,745,279	20,510,273
GCAT Trust
Series 2021-NQM1, Class A1 (C)(G)	0.874	01-25-66	7,011,137	6,036,008
Series 2021-NQM2, Class A1 (C)(G)	1.036	05-25-66	8,303,433	7,058,434
Series 2021-NQM3, Class A1 (C)(G)	1.091	05-25-66	13,278,052	11,285,127
GS Mortgage Securities Trust
Series 2020-UPTN, Class A (C)	2.751	02-10-37	8,264,000	8,038,357
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (C)(G)	1.382	09-27-60	2,079,631	1,945,080
Series 2021-NQM1, Class A1 (C)(G)	1.017	07-25-61	5,572,350	4,937,767
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-37	15,162,451	252,999
Series 2007-4, Class ES IO	0.350	07-19-47	15,242,874	200,637
Series 2007-6, Class ES IO (C)	0.342	08-19-37	16,725,378	209,052
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(G)	1.071	06-25-56	7,923,995	6,840,846
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	15,435,000	13,626,018
MFA Trust
Series 2021-NQM1, Class A1 (C)(G)	1.153	04-25-65	5,410,933	5,023,814
Natixis Commercial Mortgage Securities Trust
20	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2018-ALXA, Class C (C)(G)	4.460	01-15-43	7,402,000	$6,492,034
NYMT Loan Trust
Series 2022-CP1, Class A1 (C)	2.042	07-25-61	8,290,374	7,687,758
OBX Trust
Series 2020-EXP2, Class A3 (C)(G)	2.500	05-25-60	5,044,738	4,189,238
Series 2021-NQM2, Class A1 (C)(G)	1.101	05-25-61	13,027,723	10,600,636
Series 2021-NQM3, Class A1 (C)(G)	1.054	07-25-61	19,375,301	15,745,153
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (C)(G)	2.000	01-25-36	19,596,042	17,181,539
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	22,906,000	18,620,242
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (C)(G)	2.447	12-25-66	20,764,558	18,416,934
Towd Point Mortgage Trust
Series 2018-4, Class A1 (C)(G)	3.000	06-25-58	10,981,201	10,336,076
Series 2019-1, Class A1 (C)(G)	3.750	03-25-58	8,656,913	8,371,841
Series 2019-4, Class A1 (C)(G)	2.900	10-25-59	8,900,245	8,468,241
Series 2020-4, Class A1 (C)	1.750	10-25-60	13,974,927	12,573,787
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (C)	1.218	05-25-65	3,100,605	2,952,168
Series 2021-3, Class A1 (C)(G)	1.046	06-25-66	11,797,097	10,074,267
Series 2021-4, Class A1 (C)(G)	0.938	07-25-66	8,142,251	6,914,893
Series 2021-5, Class A1 (C)(G)	1.013	09-25-66	13,518,071	11,470,796
Series 2021-R1, Class A1 (C)(G)	0.820	10-25-63	4,254,803	3,986,222
U.S. Government Agency 0.9%				236,920,566
Federal Home Loan Mortgage Corp.
Series T-41, Class 3A (G)	4.337	07-25-32	679	632
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	58	58
Government National Mortgage Association
Series 2008-90, Class IO	2.014	12-16-50	1,986,317	249,649
Series 2012-114, Class IO	0.626	01-16-53	7,721,798	120,770
Series 2012-120, Class IO	0.642	02-16-53	3,811,242	59,654
Series 2013-63, Class IO	0.775	09-16-51	3,905,970	100,406
Series 2016-174, Class IO	0.895	11-16-56	25,102,311	1,077,095
Series 2017-109, Class IO	0.229	04-16-57	41,554,677	604,230
Series 2017-124, Class IO	0.627	01-16-59	33,361,632	1,164,198
Series 2017-135, Class IO	0.715	10-16-58	48,614,540	1,751,655
Series 2017-140, Class IO	0.486	02-16-59	22,217,436	653,086
Series 2017-159, Class IO	0.431	06-16-59	33,292,364	874,540
Series 2017-169, Class IO	0.578	01-16-60	80,941,471	2,585,489
Series 2017-20, Class IO	0.523	12-16-58	77,146,913	1,838,542
Series 2017-22, Class IO	0.750	12-16-57	10,082,335	372,052
Series 2017-41, Class IO	0.569	07-16-58	26,657,186	715,959
Series 2017-46, Class IO	0.651	11-16-57	45,710,134	1,731,751
Series 2017-61, Class IO	0.701	05-16-59	12,690,796	465,889
Series 2017-74, Class IO	0.428	09-16-58	41,852,828	789,520
Series 2017-89, Class IO	0.490	07-16-59	34,204,769	948,642
Series 2018-114, Class IO	0.591	04-16-60	28,246,010	1,123,417
Series 2018-158, Class IO	0.790	05-16-61	75,030,179	4,307,903
Series 2018-35, Class IO	0.542	03-16-60	69,459,165	2,380,852
Series 2018-43, Class IO	0.434	05-16-60	91,540,239	3,015,088
Series 2018-68, Class IO	0.426	01-16-60	11,740,920	367,479
Series 2018-69, Class IO	0.606	04-16-60	30,296,289	1,362,715
Series 2018-81, Class IO	0.484	01-16-60	19,809,706	816,049
Series 2018-9, Class IO	0.443	01-16-60	55,519,823	1,714,497
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2018-99, Class IO	0.451	06-16-60	45,321,967	$1,570,297
Series 2019-131, Class IO	0.802	07-16-61	62,445,165	3,571,083
Series 2020-100, Class IO	0.785	05-16-62	73,979,392	4,436,441
Series 2020-108, Class IO	0.847	06-16-62	183,744,478	10,695,564
Series 2020-114, Class IO	0.801	09-16-62	176,984,581	10,193,409
Series 2020-118, Class IO	0.883	06-16-62	147,302,150	8,821,130
Series 2020-119, Class IO	0.606	08-16-62	72,097,929	3,399,107
Series 2020-120, Class IO	0.768	05-16-62	40,495,217	2,397,499
Series 2020-137, Class IO	0.796	09-16-62	249,951,364	14,499,329
Series 2020-150, Class IO	0.964	12-16-62	120,987,334	8,037,431
Series 2020-170, Class IO	0.834	11-16-62	163,392,586	10,530,505
Series 2020-92, Class IO	0.879	02-16-62	30,499,013	1,871,541
Series 2021-110, Class IO	0.874	11-16-63	96,528,925	6,487,709
Series 2021-163, Class IO	0.801	03-16-64	117,202,067	6,854,575
Series 2021-183, Class IO	0.871	01-16-63	88,673,091	5,377,730
Series 2021-3, Class IO	0.869	09-16-62	208,774,730	13,365,341
Series 2021-40, Class IO	0.821	02-16-63	55,028,442	3,407,911
Series 2022-150, Class IO	0.822	06-16-64	22,031,864	1,347,460
Series 2022-17, Class IO	0.802	06-16-64	136,582,388	8,179,359
Series 2022-181, Class IO	0.717	07-16-64	68,158,181	4,436,130
Series 2022-21, Class IO	0.784	10-16-63	60,278,657	3,586,285
Series 2022-53, Class IO	0.710	06-16-64	224,834,889	11,075,524
Series 2022-57, Class IO	0.757	09-16-63	165,941,380	9,294,161
Series 2023-177, Class IO	0.859	06-16-65	168,791,723	11,552,080
Series 2023-197, Class IO	1.317	09-16-65	51,103,111	4,539,551
Series 2023-30, Class IO	1.146	11-16-64	96,773,247	6,974,564
Series 2023-36, Class IO	0.935	10-16-64	154,585,807	10,314,630
Series 2023-62, Class IO	0.937	02-16-65	121,959,062	8,329,853

Series 2023-91, Class IO	0.875	04-16-65	141,572,002	10,582,550
Asset backed securities 4.9%				$1,258,772,326
(Cost $1,307,572,543)
Asset backed securities 4.9%				1,258,772,326
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-29-30	7,436,680	7,423,004
AIMCO CLO, Ltd.
Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) (B)(C)	6.692	07-22-37	6,725,000	6,749,997
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	5,526,000	5,191,079
Series 2023-2A, Class A2 (C)	6.500	11-16-48	16,000,000	16,503,949
APIDOS CLO XLVIII, Ltd.
Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) (B)(C)	6.755	07-25-37	15,127,000	15,177,827
Applebee’s Funding LLC
Series 2023-1A, Class A2 (C)	7.824	03-05-53	5,559,000	5,821,673
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	6,503,835	5,944,547
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	33,396,480	31,622,786
Bain Capital Credit CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.520%) (B)(C)	6.846	07-15-37	14,037,000	14,142,614
Ballyrock CLO, Ltd.
Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) (B)(C)	6.844	07-25-37	11,208,000	11,240,683
Battalion CLO XXV, Ltd.
Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) (B)(C)	6.902	03-13-37	9,709,000	9,730,603
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	32,673,044	31,413,187
Series 2021-1A, Class A1 (C)	1.530	03-15-61	31,424,971	29,264,156
22	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	29,572,688	$27,184,477
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	22,191,042	20,110,585
Series 2022-1A, Class A (C)	2.720	01-18-47	20,377,331	18,535,952
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (C)	5.250	02-25-49	17,162,000	17,272,161
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	67,953	30,980
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	27,314,000	26,147,826
Series 2024-2A, Class A2 (C)	4.500	05-20-49	25,617,000	24,618,508
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	16,189,140	15,265,980
Series 2021-1A, Class C (C)	4.430	02-27-51	3,400,000	3,152,944
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	14,392,455	13,971,890
Series 2021-1A, Class A2I (C)	2.045	11-20-51	41,177,595	38,586,429
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	6,825,000	6,281,699
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	29,461,480	28,703,613
Series 2021-1A, Class A2I (C)	2.662	04-25-51	24,023,668	21,940,518
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	21,560,030	20,133,853
Series 2021-1A, Class A2 (C)	2.791	10-20-51	30,070,673	26,958,866
Elmwood CLO IV, Ltd.
Series 2020-1A, Class AR (3 month CME Term SOFR + 1.460%) (B)(C)	6.783	04-18-37	16,688,000	16,753,717
FirstKey Homes Trust
Series 2021-SFR1, Class D (C)	2.189	08-17-38	23,526,000	22,064,763
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (C)	7.549	01-26-54	14,024,000	14,773,751
Ford Credit Auto Owner Trust
Series 2023-2, Class A (C)	5.280	02-15-36	31,128,000	32,047,580
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (C)	4.980	12-11-36	13,109,000	13,343,877
GoldenTree Loan Management US CLO, Ltd.
Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) (B)(C)	6.783	07-20-37	9,917,000	9,966,089
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	9,354,895	9,369,563
Series 2021-1A, Class A2 (C)	2.773	04-20-29	19,047,014	18,472,160
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	25,251,000	24,266,014
Hotwire Funding LLC
Series 2021-1, Class C (C)	4.459	11-20-51	4,950,000	4,572,618
Series 2024-1A, Class A2 (C)	5.893	06-20-54	5,444,000	5,601,872
Invitation Homes Trust
Series 2024-SFR1, Class A (C)	4.000	09-17-29	26,767,000	25,800,251
Magnetite XL, Ltd.
Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) (B)(C)	6.782	07-15-37	15,840,000	15,861,954
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (C)	6.560	04-20-53	15,842,000	16,393,078
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	11,510,378	10,172,462
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	45,317,333	41,572,227
Series 2022-1A, Class A2 (C)	3.695	01-30-52	18,119,400	16,371,300
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (C)	1.910	10-20-61	41,424,000	37,853,728
Series 2021-1, Class B1 (C)	2.410	10-20-61	17,595,000	15,652,651
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	2,776,481	$2,652,661
OHA Credit Partners XI, Ltd.
Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) (B)(C)	6.742	04-20-37	12,112,000	12,138,295
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (B)(C)	6.694	07-20-37	12,200,000	12,221,557
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	1,138,517	1,133,682
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (C)	5.000	09-15-48	26,639,000	26,207,014
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	10,804,705	11,151,546
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	29,736,900	29,435,094
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (C)	1.070	01-15-53	8,938,042	8,051,357
Series 2024-A, Class A1A (C)	5.240	03-15-56	20,658,564	20,938,863
Series 2024-E, Class A1A (C)	5.090	10-16-56	19,125,000	19,189,155
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	26,589,120	25,668,876
Series 2021-1A, Class A2I (C)	2.190	08-20-51	22,366,058	19,921,569
Subway Funding LLC
Series 2024-1A, Class A2I (C)	6.028	07-30-54	11,923,000	12,233,099
Series 2024-1A, Class A2II (C)	6.268	07-30-54	10,682,000	11,070,599
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	6,831,621	6,550,158
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (C)	5.436	06-25-54	7,622,000	7,602,855
Taco Bell Funding LLC
Series 2021-1A, Class A2I (C)	1.946	08-25-51	35,470,215	32,939,504
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	15,637,669	13,883,114
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	33,625,670	30,845,748
Series 2021-1A, Class A (C)	1.860	03-20-46	20,177,712	18,117,979
Vantage Data Centers LLC
Series 2020-2A, Class A2 (C)	1.992	09-15-45	20,898,000	18,971,612
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	19,803,957	18,005,754
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	27,989,213	25,031,195
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	6,481,881	6,005,592
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	20,587,280	18,773,407

	Shares	Value
Common stocks 0.0%		$2,029,941
(Cost $17,499,516)
Energy 0.0%		2,029,941
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (H)	75,183	2,029,941

Preferred securities 0.0%		$12,399,238
(Cost $14,443,341)
Communication services 0.0%		9,785,380
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	468,200	9,785,380
24	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials 0.0%		$2,613,858
Banks 0.0%
Wells Fargo & Company, 7.500% (D)	2,139	2,613,858

	Yield (%)	Shares	Value
Short-term investments 0.9%			$221,149,007
(Cost $221,130,933)
Short-term funds 0.9%			221,149,007
John Hancock Collateral Trust (I)	5.2747(J)	22,115,786	221,149,007

Total investments (Cost $26,163,954,326) 99.7%	$25,478,393,771
Other assets and liabilities, net 0.3%	75,009,835
Total net assets 100.0%	$25,553,403,606

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,902,728,641 or 19.2% of the fund’s net assets as of 8-31-24.
(D)	All or a portion of this security is on loan as of 8-31-24. The value of securities on loan amounted to $79,736,055.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $81,449,247.
(J)	The rate shown is the annualized seven-day yield as of 8-31-24.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	25

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	5,867	Long	Dec 2024	$670,421,987	$666,271,188	$(4,150,799)
						$(4,150,799)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
26	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$14,212,153,584	—	$14,212,153,584	—
Corporate bonds	8,936,400,318	—	8,936,400,318	—
Municipal bonds	12,649,317	—	12,649,317	—
Term loans	8,542,590	—	8,542,590	—
Collateralized mortgage obligations	814,297,450	—	814,297,450	—
Asset backed securities	1,258,772,326	—	1,258,772,326	—
Common stocks	2,029,941	—	2,029,941	—
Preferred securities	12,399,238	$12,399,238	—	—
Short-term investments	221,149,007	221,149,007	—	—
Total investments in securities	$25,478,393,771	$233,548,245	$25,244,845,526	—
Derivatives:
Liabilities
Futures	$(4,150,799)	$(4,150,799)	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
|	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	22,115,786	$172,900,346	$1,401,099,953	$(1,352,879,276)	$19,817	$8,167	$1,571,498	—	$221,149,007
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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